Benefit Plans	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
BENEFIT PLANS

Qualified Pension Benefits The Company has pension plans covering certain U.S. employees that have been closed to new participants since July 2003. The Company’s funding policy for salaried plans is to contribute annually based on actuarial projections and applicable regulations. Plans covering hourly employees and union members generally provide benefits of stated amounts for each year of service. The Company’s funding policy for hourly plans is to make at least the minimum annual contributions required by applicable regulations. Employees of the Company’s operations in countries outside of the United States participate to varying degrees in local pension plans, which in the aggregate are not significant.

Supplemental Executive Retirement Benefits The Company has non-qualified pension plans to provide supplemental retirement benefits to certain officers. Benefits are payable at retirement based upon a percentage of the participant’s compensation, as defined.

During the first quarter of 2013, the Company recognized a curtailment loss of $1,159 within selling and administrative expense as a result of the termination of certain executives.

In July 2013, the Company's board of directors approved the freezing of certain pension and supplemental executive retirement plan (SERP) benefits effective as of December 31, 2013 for U.S.-based salaried employees. The Company recognized the plan freeze in the three-month period ended September 30, 2013 as a curtailment, since it eliminates for a significant number of participants the accrual of defined benefits for all of their future services. The impact of the curtailment includes the one-time accelerated recognition of outstanding unamortized pre-tax prior service cost of $809 within selling and administrative expense and a pre-tax reduction in AOCI of $52,550, attributable to the decrease in long-term pension liabilities. This curtailment event triggered a re-measurement for the affected benefit plans as of July 31, 2013 using a discount rate of 5.06 percent. The re-measurement resulted in a further reduction of long-term pension liabilities and AOCI (pre-tax) related to the actuarial gain occurring during the year of $71,008.

In connection with the voluntary early retirement program in the fourth quarter of 2013, the Company recorded distributions of $138,482 of pension plan assets, of which $15,817 were paid to participants in 2014. Distributions were made via lump-sum payments out of plan assets to participants. These distributions resulted in a non-cash pension charge of $67,593 recognized in selling and administrative expense within the Company's statement of operations. The non-cash pension charge included a $8,704 curtailment loss, a $20,156 settlement loss and $38,733 in special termination benefits. During the fourth quarter of 2012, $62,754 of pension plan assets were distributed to certain deferred terminated vested participants to settle certain salary plan liabilities, which resulted in $21,907 of additional pension expense recognized in selling and administrative expense within the Company's statement of operations.

Other Benefits In addition to providing pension benefits, the Company provides post-retirement healthcare and life insurance benefits (referred to as other benefits) for certain retired employees. Eligible employees may be entitled to these benefits based upon years of service with the Company, age at retirement and collective bargaining agreements. Currently, the Company has made no commitments to increase these benefits for existing retirees or for employees who may become eligible for these benefits in the future. Currently there are no plan assets and the Company funds the benefits as the claims are paid. The post-retirement benefit obligation was determined by application of the terms of medical and life insurance plans together with relevant actuarial assumptions and healthcare cost trend rates.
The following tables set forth the change in benefit obligation, change in plan assets, funded status, consolidated balance sheet presentation and net periodic benefit cost for the Company’s defined benefit pension plans and other benefits at and for the years ended December 31:

	Pension Benefits		Other Benefits
	2014	2013	2014	2013
Change in benefit obligation
Benefit obligation at beginning of year	$468,945	$673,711	$13,085	$15,727
Service cost	2,924	11,616	—	—
Interest cost	22,999	27,597	627	628
Actuarial loss (gain)	112,611	(72,187)	1,909	(1,991)
Plan participant contributions	—	—	69	65
Medicare retiree drug subsidy reimbursements	—	—	190	215
Benefits paid	(29,476)	(26,185)	(1,383)	(1,559)
Curtailments	—	(45,858)	—	—
Settlements	—	(138,482)	—	—
Special termination benefits	—	38,733	—	—
Benefit obligation at end of year	$578,003	$468,945	$14,497	$13,085

Change in plan assets
Fair value of plan assets at beginning of year	$346,560	$473,097	$—	$—
Actual return on plan assets	37,499	34,560	—	—
Employer contributions	9,622	3,570	1,314	1,494
Plan participant contributions	—	—	69	65
Benefits paid	(29,476)	(26,185)	(1,383)	(1,559)
Settlements	—	(138,482)	—	—
Fair value of plan assets at end of year (1)	$364,205	$346,560	$—	$—

Funded status	$(213,798)	$(122,385)	$(14,497)	$(13,085)

Amounts recognized in balance sheets
Noncurrent assets	$—	$80	$—	$—
Current liabilities	3,478	4,456	1,361	1,482
Noncurrent liabilities (2)	210,320	118,010	13,136	11,604
Accumulated other comprehensive loss:
Unrecognized net actuarial loss (3)	(176,104)	(77,987)	(4,276)	(2,570)
Unrecognized prior service (cost) benefit (3)	(67)	80	220	446
Net amount recognized	$37,627	$44,479	$10,441	$10,962

Change in accumulated other comprehensive loss
Balance at beginning of year	$(77,906)	$(239,823)	$(2,123)	$(4,049)
Prior service credit recognized during the year	(156)	(313)	(226)	(488)
Net actuarial losses recognized during the year	3,025	14,469	202	423
Net actuarial (losses) gains occurring during the year	(101,134)	71,075	(1,909)	1,991
Prior service cost recognized due to curtailment	—	2,075	—	—
Net actuarial losses recognized due to curtailment	—	54,455	—	—
Settlements	—	20,156	—	—
Balance at end of year	$(176,171)	$(77,906)	$(4,056)	$(2,123)

(1) The fair value of plan assets as of December 31, 2013 reflects distributions of $15,817 paid in 2014 related to the Company's voluntary early retirement program.

(2)	Included in the consolidated balance sheets in pensions and other benefits and other post-retirement benefits are international plans.

(3)	Represents amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost.

	Pension Benefits			Other Benefits
	2014	2013	2012	2014	2013	2012
Components of net periodic benefit cost
Service cost	$2,924	$11,616	$11,446	$—	$—	$—
Interest cost	22,999	27,597	31,831	627	628	814
Expected return on plan assets	(25,798)	(35,746)	(40,821)	—	—	—
Amortization of prior service cost (1)	(156)	(313)	258	(226)	(488)	(517)
Recognized net actuarial loss	3,025	14,469	16,777	202	423	488
Curtailment loss	—	10,672	—	—	—	—
Settlement loss	—	20,156	21,907	—	—	—
Special termination benefits	—	38,733	—	—	—	—
Net periodic benefit cost	$2,994	$87,184	$41,398	$603	$563	$785

(1)
The annual amortization of prior service cost is determined as the increase in projected benefit obligation due to the plan change divided by the average remaining service period of participating employees expected to receive benefits under the plan.

The following table represents information for pension plans with an accumulated benefit obligation in excess of plan assets at December 31:

	2014	2013
Projected benefit obligation	$578,003	$455,009
Accumulated benefit obligation	$577,639	$454,681
Fair value of plan assets	$364,205	$332,543

The following table represents the weighted-average assumptions used to determine benefit obligations at December 31:

	Pension Benefits		Other Benefits
	2014	2013	2014	2013
Discount rate	4.21%	5.09%	4.21%	5.09%
Rate of compensation increase	N/A	N/A	N/A	N/A

The following table represents the weighted-average assumptions used to determine periodic benefit cost at December 31:

	Pension Benefits		Other Benefits
	2014	2013	2014	2013
Discount rate	5.09%	4.21%	5.09%	4.21%
Expected long-term return on plan assets	7.95%	8.05%	N/A	N/A
Rate of compensation increase	N/A	3.25%	N/A	N/A

The discount rate is determined by analyzing the average return of high-quality (i.e., AA-rated) fixed-income investments and the year-over-year comparison of certain widely used benchmark indices as of the measurement date. The expected long-term rate of return on plan assets is primarily determined using the plan’s current asset allocation and its expected rates of return based on a geometric averaging over 20 years. The Company also considers information provided by its investment consultant, a survey of other companies using a December 31 measurement date and the Company’s historical asset performance in determining the expected long-term rate of return. The rate of compensation increase assumptions reflects the Company’s long-term actual experience and future and near-term outlook.

During 2014, the Society of Actuaries released a series of updated mortality tables resulting from recent studies measuring mortality rates for various groups of individuals. As of December 31, 2014, the Company adopted these mortality tables, which reflect improved trends in longevity and have the effect of increasing the estimate of benefits to be received by plan participants.

The following table represents assumed healthcare cost trend rates at December 31:

	2014	2013
Healthcare cost trend rate assumed for next year	7.5%	7.5%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.0%	5.0%
Year that rate reaches ultimate trend rate	2020	2019

The healthcare trend rates are reviewed based upon the results of actual claims experience. The Company used healthcare cost trends of 7.5 percent in both 2015 and 2014 decreasing to an ultimate trend of 5.0 percent in 2020 and 2019 for both medical and prescription drug benefits using the Society of Actuaries Long Term Trend Model with assumptions based on the 2008 Medicare Trustees’ projections. Assumed healthcare cost trend rates have a significant effect on the amounts reported for the healthcare plans.

A one-percentage-point change in assumed healthcare cost trend rates would have the following effects:

	One-Percentage-Point Increase	One-Percentage-Point Decrease
Effect on total of service and interest cost	$34	$(32)
Effect on post-retirement benefit obligation	$928	$(836)

The Company has a pension investment policy designed to achieve an adequate funded status based on expected benefit payouts and to establish an asset allocation that will meet or exceed the return assumption while maintaining a prudent level of risk. The plans' target asset allocation adjusts based on the plan's funded status. As the funded status improves or declines, the debt security target allocation will increase and decrease, respectively. The Company utilizes the services of an outside consultant in performing asset / liability modeling, setting appropriate asset allocation targets along with selecting and monitoring professional investment managers.

The plan assets are invested in equity and fixed income securities, alternative assets and cash. Within the equities asset class, the investment policy provides for investments in a broad range of publicly-traded securities including both domestic and international stocks diversified by value, growth and cap size. Within the fixed income asset class, the investment policy provides for investments in a broad range of publicly-traded debt securities with a substantial portion allocated to a long duration strategy in order to partially offset interest rate risk relative to the plans’ liabilities. The alternative asset class includes investments in diversified strategies with a stable and proven track record and low correlation to the U.S. stock market.

The following table summarizes the Company’s target mix for these asset classes in 2015, which are readjusted at least quarterly within a defined range, and the Company’s actual pension plan asset allocation as of December 31, 2014 and 2013:

	Target Allocation Percentage	Actual Allocation Percentage
	2015	2014	2013
Equity securities	45%	45%	41%
Debt securities	40%	40%	33%
Real estate	5%	5%	8%
Other	10%	10%	18%
Total	100%	100%	100%

Assets are categorized into a three level hierarchy based upon the assumptions (inputs) used to determine the fair value of the assets.

Level 1 - Fair value of investments categorized as level 1 are determined based on period end closing prices in active markets. Mutual funds are valued at their net asset value (NAV) on the last day of the period.

Level 2 - Fair value of investments categorized as level 2 are determined based on the latest available ask price or latest trade price if listed. The fair value of unlisted securities is established by fund managers using the latest reported information for comparable securities and financial analysis. If the manager believes the fund is not capable of immediately realizing the fair value otherwise determined, the manager has the discretion to determine an appropriate value. Common collective trusts are valued at NAV on the last day of the period.

Level 3 - Fair value of investments categorized as level 3 represent the plan’s interest in private equity, hedge and property funds. The fair value for these assets is determined based on the NAV as reported by the underlying investment managers.

The following table summarizes the fair value of the Company’s plan assets as of December 31, 2014:

	Fair Value	Level 1	Level 2	Level 3
Cash and other	$3,883	$3,883	$—	$—
Mutual funds:
Balanced fund	15,291	15,291	—	—
Equity securities:
U.S. mid cap value	13,949	13,949	—	—
U.S. small cap core	18,477	18,477	—	—
International developed markets	33,875	33,875	—	—
Fixed income securities:
U.S. corporate bonds	51,671	—	51,671	—
International corporate bonds	217	—	217	—
U.S. government	1,948	—	1,948	—
Other fixed income	271	—	271	—
Emerging markets	16,730	—	16,730	—
Common collective trusts:
Real estate (a)	16,768	—	—	16,768
Other (b)	153,753	—	153,753	—
Alternative investments:
Multi-strategy hedge funds (c)	16,593	—	—	16,593
Private equity funds (d)	20,779	—	—	20,779
Fair value of plan assets at end of year	$364,205	$85,475	$224,590	$54,140

The following table summarizes the fair value of the Company’s plan assets as of December 31, 2013:

	Fair Value	Level 1	Level 2	Level 3
Cash and other	$20,884	$20,884	$—	$—
Mutual funds:
Balanced fund	13,477	13,477	—	—
Equity securities:
U.S. mid cap value	12,325	12,325	—	—
U.S. small cap core	15,368	15,368	—	—
International developed markets	30,327	30,327	—	—
Fixed income securities:
U.S. corporate bonds	37,414	—	37,414	—
International corporate bonds	850	—	850	—
U.S. government	3,358	—	3,358	—
Other fixed income	893	—	893	—
Emerging markets	14,335	—	14,335	—
Common collective trusts:
Real estate (a)	29,162	—	—	29,162
Other (b)	139,720	—	139,720	—
Alternative investments:
Multi-strategy hedge funds (c)	22,637	—	—	22,637
Private equity funds (d)	21,627	—	—	21,627
Fair value of plan assets at end of year, prior to reduction for anticipated distributions	$362,377	$92,381	$196,570	$73,426
Distributions paid in 2014	(15,817)
Fair value of plan assets at end of year	$346,560

(a)
Real estate common collective trust The objective of the real estate common collective trust (CCT) is to achieve long-term returns through investments in a broadly diversified portfolio of improved properties with stabilized occupancies. As of December 31, 2014, investments in this CCT included approximately 44 percent office, 21 percent residential, 24 percent retail and 11 percent industrial, cash and other. As of December 31, 2013 investments in this CCT included approximately 45 percent office, 23 percent residential, 18 percent retail and 14 percent industrial, cash and other. Investments in the real estate CCT can be redeemed once per quarter subject to available cash, with a 45-day notice.

(b)
Other common collective trusts At December 31, 2014, approximately 58 percent of the other CCTs are invested in fixed income securities including approximately 27 percent in mortgage-backed securities, 47 percent in corporate bonds and 26 percent in U.S. Treasury and other. Approximately 42 percent of the other CCTs at December 31, 2014 are invested in Russell 1000 Fund large cap index funds. At December 31, 2013, approximately 54 percent of the other CCTs are invested in fixed-income securities including approximately 29 percent in mortgage-backed securities, 42 percent in corporate bonds and 29 percent in U.S. Treasury and other. Approximately 46 percent of the other CCTs at December 31, 2013 are invested in Russell 1000 Fund large cap index funds. Investments in fixed-income securities can be redeemed daily.

(c)
Multi-strategy hedge funds The objective of the multi-strategy hedge funds is to diversify risks and reduce volatility. At December 31, 2014 and 2013, investments in this class include approximately 44 percent and 35 percent long/short equity, respectively, 44 percent and 45 percent arbitrage and event investments, respectively, and 10 percent and 20 percent in directional trading, fixed income and other, respectively. Investments in the multi-strategy hedge fund can be redeemed semi-annually with a 95-day notice.

(d)
Private equity funds The objective of the private equity funds is to achieve long-term returns through investments in a diversified portfolio of private equity limited partnerships that offer a variety of investment strategies, targeting low volatility and low correlation to traditional asset classes. As of December 31, 2014 and 2013, investments in these private equity funds include approximately 50 percent, in both years, in buyout private equity funds that usually invest in mature companies with established business plans, 25 percent in both years, in special situations private equity and debt funds that focus on niche investment strategies and 25 percent in both years, in venture private equity funds that invest in early development or expansion of business. Investments in the private equity fund can be redeemed only with written consent from the general partner, which may or may not be granted. At December 31, 2014 and 2013, the Company had unfunded commitments of underlying funds of $5,529 in both years.

The following table summarizes the changes in fair value of level 3 assets for the years ended December 31:

	2014	2013
Balance, January 1	$73,426	$76,883
Dispositions	(26,167)	(12,850)
Realized and unrealized gain, net	6,881	9,393
Balance, December 31	$54,140	$73,426

The following table represents the amortization amounts expected to be recognized during 2015:

	Pension Benefits	Other Benefits
Amount of net prior service credit	$7	$(159)
Amount of net loss	$6,514	$326

The Company contributed $9,622 to its pension plans, including contributions to the nonqualified plan, and $1,314 to its other post-retirement benefit plan during the year ended December 31, 2014. The Company expects to contribute $18,648 to its pension plans, including the nonqualified plan, and $1,533 to its other post-retirement benefit plan during the year ending December 31, 2015. The following benefit payments, which reflect expected future service, are expected to be paid:

	Pension Benefits	Other Benefits	Other Benefits after Medicare Part D Subsidy
2015	$26,830	$1,533	$1,390
2016	$27,071	$1,505	$1,366
2017	$27,366	$1,473	$1,337
2018	$27,967	$1,425	$1,294
2019	$28,439	$1,367	$1,241
2020-2024	$152,422	$5,936	$5,399

Retirement Savings Plan The Company offers employee 401(k) savings plans (Savings Plans) to encourage eligible employees to save on a regular basis by payroll deductions. Effective July 1, 2003, a new enhanced benefit to the Savings Plans was effective in lieu of participation in the pension plan for salaried employees. The following table represents the Company's basic match percentage on participant qualified contributions up to a percentage of their compensation:

	Employees hired prior to July 1, 2003	Employees hired on or after July 1, 2003
Effective January 1, 2012 - December 31, 2013	30% of first 6%	60% of first 6%
Effective January 1, 2014 - December 31, 2014	60% of first 6%	60% of first 6%

The Company match is determined by the Board of Directors and evaluated at least annually. Total Company match was $8,738, $7,667 and $8,357 for the years ended December 31, 2014, 2013 and 2012, respectively. Effective December 31, 2013, the salaried pension plan benefits were frozen and therefore all participants in the Savings Plan began receiving the equal Company basic match percentages in January 2014.

Deferred Compensation Plans The Company has deferred compensation plans that enable certain employees to defer receipt of a portion of their cash bonus, 401(k) or share-based compensation and non-employee directors to defer receipt of director fees at the participants’ discretion. For deferred cash-based compensation and 401(k), the Company established rabbi trusts which are recorded at fair value of the underlying securities within securities and other investments. The related deferred compensation liabilities are recorded at fair value within other long-term liabilities. Realized and unrealized gains and losses on marketable securities in the rabbi trusts are recognized in investment income with corresponding changes in the Company’s deferred compensation obligation recorded as compensation cost within selling and administrative expense.